Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	BlackRock Funds III
Central Index Key	0000893818
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index Retirement Portfolio
Investment Objective
LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index Retirement Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX RETIREMENT PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.35%	0.28%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.32%	0.25%
Acquired Fund Fees and Expenses	[1][3][4]	0.12%	0.12%
Total Annual Fund Operating Expenses	[1][3]	0.77%	0.45%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.30%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.47%	0.22%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio's share of the allocated expenses of LifePath�� Index Retirement Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX RETIREMENT PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	48	216	398	926
Institutional Shares	23	121	229	545

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index Retirement Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio's selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio's selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio's risk profile.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index Retirement Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index Retirement Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 4.83% (quarter ended March 31, 2012) and the lowest return for a quarter was –0.37% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 3.04%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX RETIREMENT PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	8.88%	5.00%	May 31, 2011
Investor A Return After Taxes on Distributions	8.48%	4.45%
Investor A Return After Taxes on Distributions and Sale of Shares	5.90%	3.99%
Institutional	9.16%	5.27%	May 31, 2011
LifePath Index Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	9.35%	5.34%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.64%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index Retirement Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio’s share of the allocated expenses of LifePath® Index Retirement Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index Retirement Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

		The Portfolio's selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio's selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio's risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index Retirement Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index Retirement Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 4.83% (quarter ended March 31, 2012) and the lowest return for a quarter was –0.37% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 3.04%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.47%	[1],[5]
1 Year	rr_ExpenseExampleYear01	48
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	398
10 Years	rr_ExpenseExampleYear10	926
2012	rr_AnnualReturn2012	8.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.37%)
1 Year	rr_AverageAnnualReturnYear01	8.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.22%	[1],[5]
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	121
5 Years	rr_ExpenseExampleYear05	229
10 Years	rr_ExpenseExampleYear10	545
1 Year	rr_AverageAnnualReturnYear01	9.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.99%
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO | LifePath Index Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Investor A, Institutional | LIFEPATH INDEX RETIREMENT PORTFOLIO | Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio's share of the allocated expenses of LifePath�� Index Retirement Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2020 Portfolio
Investment Objective
LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2020 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2020 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.30%	0.27%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.27%	0.24%
Acquired Fund Fees and Expenses	[1][2][4]	0.14%	0.14%
Total Annual Fund Operating Expenses	[1][2]	0.74%	0.46%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.25%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.49%	0.24%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio's share of the allocated expenses of LifePath�� Index 2020 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2020 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	50	211	387	895
Institutional Shares	25	125	236	558

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2020 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 52% of its assets in Underlying Funds designed to track particular equity indexes, 48% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2020 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2020 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 6.92% (quarter ended March 31, 2012) and the lowest return for a quarter was –1.55% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.24%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2020 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	10.98%	4.16%	May 31, 2011
Investor A Return After Taxes on Distributions	10.53%	3.66%
Investor A Return After Taxes on Distributions and Sale of Shares	7.31%	3.32%
Institutional	11.35%	4.48%	May 31, 2011
LifePath Index 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	11.45%	4.51%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2020 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2020 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio’s share of the allocated expenses of LifePath® Index 2020 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2020 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 52% of its assets in Underlying Funds designed to track particular equity indexes, 48% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2020 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2020 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 6.92% (quarter ended March 31, 2012) and the lowest return for a quarter was –1.55% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.24%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.49%	[1],[5]
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	387
10 Years	rr_ExpenseExampleYear10	895
2012	rr_AnnualReturn2012	10.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.55%)
1 Year	rr_AverageAnnualReturnYear01	10.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.24%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.24%	[1],[5]
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	125
5 Years	rr_ExpenseExampleYear05	236
10 Years	rr_ExpenseExampleYear10	558
1 Year	rr_AverageAnnualReturnYear01	11.35%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO | LifePath Index 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Investor A, Institutional | LIFEPATH INDEX 2020 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio's share of the allocated expenses of LifePath�� Index 2020 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2025 Portfolio
Investment Objective
LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2025 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2025 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.39%	0.33%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.36%	0.30%
Acquired Fund Fees and Expenses	[1][3][4]	0.15%	0.15%
Total Annual Fund Operating Expenses	[1][3]	0.84%	0.53%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.34%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.50%	0.25%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio's share of the allocated expenses of LifePath�� Index 2025 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2025 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	51	234	433	1,006
Institutional Shares	26	142	268	638

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2025 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 61% of its assets in Underlying Funds designed to track particular equity indexes, 39% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2025 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2025 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.05% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.22% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.88%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2025 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	12.12%	3.88%	May 31, 2011
Investor A Return After Taxes on Distributions	11.65%	3.39%
Investor A Return After Taxes on Distributions and Sale of Shares	8.09%	3.10%
Institutional	12.34%	4.10%	May 31, 2011
LifePath Index 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.48%	4.19%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2025 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio's share of the allocated expenses of LifePath® Index 2025 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2025 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 61% of its assets in Underlying Funds designed to track particular equity indexes, 39% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2025 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2025 Portfolio's performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2025 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.05% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.22% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.88%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[1],[5]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	234
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	1,006
2012	rr_AnnualReturn2012	12.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.22%)
1 Year	rr_AverageAnnualReturnYear01	12.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.25%	[1],[5]
1 Year	rr_ExpenseExampleYear01	26
3 Years	rr_ExpenseExampleYear03	142
5 Years	rr_ExpenseExampleYear05	268
10 Years	rr_ExpenseExampleYear10	638
1 Year	rr_AverageAnnualReturnYear01	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.65%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.10%
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO | LifePath Index 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Investor A, Institutional | LIFEPATH INDEX 2025 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio's share of the allocated expenses of LifePath�� Index 2025 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2030 Portfolio
Investment Objective
LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2030 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2030 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.33%	0.30%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.30%	0.27%
Acquired Fund Fees and Expenses	[1][3][4]	0.16%	0.16%
Total Annual Fund Operating Expenses	[1][3]	0.79%	0.51%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.28%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.51%	0.26%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio's share of the allocated expenses of LifePath�� Index 2030 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Investor A, Institutional LIFEPATH INDEX 2030 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	52	224	411	952
Institutional Shares	27	138	260	616

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2030 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 69% of its assets in Underlying Funds designed to track particular equity indexes, 31% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds index and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk – If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2030 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2030 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 9.06% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.74% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.45%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2030 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	13.11%	3.63%	May 31, 2011
Investor A Return After Taxes on Distributions	12.63%	3.17%
Investor A Return After Taxes on Distributions and Sale of Shares	8.76%	2.92%
Institutional	13.38%	3.89%	May 31, 2011
LifePath Index 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	13.38%	3.88%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2030 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2030 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio’s share of the allocated expenses of LifePath® Index 2030 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2030 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 69% of its assets in Underlying Funds designed to track particular equity indexes, 31% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity funds index and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk – If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2030 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2030 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 9.06% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.74% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.45%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.30%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.51%	[1],[5]
1 Year	rr_ExpenseExampleYear01	52
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	411
10 Years	rr_ExpenseExampleYear10	952
2012	rr_AnnualReturn2012	13.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.74%)
1 Year	rr_AverageAnnualReturnYear01	13.11%
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.27%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.26%	[1],[5]
1 Year	rr_ExpenseExampleYear01	27
3 Years	rr_ExpenseExampleYear03	138
5 Years	rr_ExpenseExampleYear05	260
10 Years	rr_ExpenseExampleYear10	616
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO | LifePath Index 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Investor A, Institutional | LIFEPATH INDEX 2030 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio's share of the allocated expenses of LifePath�� Index 2030 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2035 Portfolio
Investment Objective
LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2035 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2035 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.50%	0.53%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.47%	0.50%
Acquired Fund Fees and Expenses	[1][3][4]	0.17%	0.17%
Total Annual Fund Operating Expenses	[1][3]	0.97%	0.75%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.45%)	(0.48%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.52%	0.27%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio's share of the allocated expenses of LifePath�� Index 2035 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2035 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	53	264	492	1,149
Institutional Shares	28	191	370	885

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2035 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 75% of its assets in Underlying Funds designed to track particular equity indexes, 25% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2035 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2035 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 9.69% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.15% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.92%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2035 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	13.83%	3.29%	May 31, 2011
Investor A Return After Taxes on Distributions	13.31%	2.83%
Investor A Return After Taxes on Distributions and Sale of Shares	9.24%	2.63%
Institutional	14.16%	3.58%	May 31, 2011
LifePath Index 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.18%	3.59%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2035 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio's share of the allocated expenses of LifePath® Index 2035 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2035 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 75% of its assets in Underlying Funds designed to track particular equity indexes, 25% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2035 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2035 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 9.69% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.15% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.92%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.52%	[1],[5]
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	264
5 Years	rr_ExpenseExampleYear05	492
10 Years	rr_ExpenseExampleYear10	1,149
2012	rr_AnnualReturn2012	13.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.15%)
1 Year	rr_AverageAnnualReturnYear01	13.83%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.27%	[1],[5]
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	191
5 Years	rr_ExpenseExampleYear05	370
10 Years	rr_ExpenseExampleYear10	885
1 Year	rr_AverageAnnualReturnYear01	14.16%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO | LifePath Index 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Investor A, Institutional | LIFEPATH INDEX 2035 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio's share of the allocated expenses of LifePath�� Index 2035 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2040 Portfolio
Investment Objective
LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.
Fees And Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2040 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2040 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.40%	0.38%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.37%	0.35%
Acquired Fund Fees and Expenses	[1][3][4]	0.17%	0.17%
Total Annual Fund Operating Expenses	[1][3]	0.87%	0.60%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.35%)	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.52%	0.27%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio's share of the allocated expenses of LifePath�� Index 2040 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2040 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	53	243	448	1,040
Institutional Shares	28	159	302	719

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2040 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 81% of its assets in Underlying Funds designed to track particular equity indexes, 19% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2040 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2040 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 10.58% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.55% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.48%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2040 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	14.63%	3.00%	May 31, 2011
Investor A Return After Taxes on Distributions	14.17%	2.60%
Investor A Return After Taxes on Distributions and Sale of Shares	9.79%	2.43%
Institutional	15.01%	3.31%	May 31, 2011
LifePath Index 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.92%	3.31%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2040 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2040 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio’s share of the allocated expenses of LifePath® Index 2040 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2040 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 81% of its assets in Underlying Funds designed to track particular equity indexes, 19% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2040 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2040 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 10.58% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.55% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.48%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.37%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.52%	[1],[5]
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	243
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	1,040
2012	rr_AnnualReturn2012	14.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
1 Year	rr_AverageAnnualReturnYear01	14.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.27%	[1],[5]
1 Year	rr_ExpenseExampleYear01	28
3 Years	rr_ExpenseExampleYear03	159
5 Years	rr_ExpenseExampleYear05	302
10 Years	rr_ExpenseExampleYear10	719
1 Year	rr_AverageAnnualReturnYear01	15.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.43%
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO | LifePath Index 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Investor A, Institutional | LIFEPATH INDEX 2040 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio's share of the allocated expenses of LifePath�� Index 2040 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2045 Portfolio
Investment Objective
LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2045 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2045 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.83%	0.88%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.80%	0.85%
Acquired Fund Fees and Expenses	[1][3][4]	0.18%	0.18%
Total Annual Fund Operating Expenses	[1][3]	1.31%	1.11%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.78%)	(0.83%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.53%	0.28%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio's share of the allocated expenses of LifePath�� Index 2045 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2045 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	54	338	643	1,511
Institutional Shares	29	270	531	1,277

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2045 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 87% of its assets in Underlying Funds designed to track particular equity indexes, 13% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2045 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2045 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 11.30% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.06% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.87%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2045 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	15.27%	2.60%	May 31, 2011
Investor A Return After Taxes on Distributions	14.82%	2.23%
Investor A Return After Taxes on Distributions and Sale of Shares	10.19%	2.10%
Institutional	15.58%	2.87%	May 31, 2011
LifePath Index 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	15.59%	3.02%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2045 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio’s share of the allocated expenses of LifePath® Index 2045 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2045 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 87% of its assets in Underlying Funds designed to track particular equity indexes, 13% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2045 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2045 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 11.30% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.06% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.87%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.80%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.53%	[1],[5]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	1,511
2012	rr_AnnualReturn2012	15.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.06%)
1 Year	rr_AverageAnnualReturnYear01	15.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.85%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.88%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.28%	[1],[5]
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	270
5 Years	rr_ExpenseExampleYear05	531
10 Years	rr_ExpenseExampleYear10	1,277
1 Year	rr_AverageAnnualReturnYear01	15.58%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.19%
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO | LifePath Index 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Investor A, Institutional | LIFEPATH INDEX 2045 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio's share of the allocated expenses of LifePath�� Index 2045 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2050 Portfolio
Investment Objective
LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2050 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2050 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	0.83%	0.95%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.80%	0.92%
Acquired Fund Fees and Expenses	[1][3][4]	0.18%	0.18%
Total Annual Fund Operating Expenses	[1][3]	1.31%	1.18%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.78%)	(0.90%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.53%	0.28%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio's share of the allocated expenses of LifePath�� Index 2050 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2050 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	54	338	643	1,511
Institutional Shares	29	285	562	1,352

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2050 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 92% of its assets in Underlying Funds designed to track particular equity indexes, 8% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2050 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2050 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 11.93% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.41% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.34%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2050 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	16.00%	2.40%	May 31, 2011
Investor A Return After Taxes on Distributions	15.59%	2.07%
Investor A Return After Taxes on Distributions and Sale of Shares	10.68%	1.96%
Institutional	16.35%	2.69%	May 31, 2011
LifePath Index 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.25%	2.76%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2050 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio’s share of the allocated expenses of LifePath® Index 2050 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2050 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 92% of its assets in Underlying Funds designed to track particular equity indexes, 8% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2050 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2050 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 11.93% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.41% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.34%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.80%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.53%	[1],[5]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	643
10 Years	rr_ExpenseExampleYear10	1,511
2012	rr_AnnualReturn2012	16.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.41%)
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.92%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.28%	[1],[5]
1 Year	rr_ExpenseExampleYear01	29
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	1,352
1 Year	rr_AverageAnnualReturnYear01	16.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.07%
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.96%
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO | LifePath Index 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Investor A, Institutional | LIFEPATH INDEX 2050 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio's share of the allocated expenses of LifePath�� Index 2050 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2055 Portfolio
Investment Objective
LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2055 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, Institutional LIFEPATH INDEX 2055 PORTFOLIO		Investor A Shares	Institutional Shares
Management Fee	[1]	0.05%	0.05%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	none
Other Expenses	[1][2][3]	2.90%	3.11%
Administration Fees	[1]	0.03%	0.03%
Miscellaneous Other Expenses	[1][2][3]	2.87%	3.08%
Acquired Fund Fees and Expenses	[1][2][4]	0.19%	0.19%
Total Annual Fund Operating Expenses	[1][2]	3.39%	3.35%
Fee Waivers and/or Expense Reimbursements	[1][5]	(2.85%)	(3.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.54%	0.29%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio's share of the allocated expenses of LifePath�� Index 2055 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, Institutional LIFEPATH INDEX 2055 PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	55	388	745	1,749
Institutional Shares	30	310	611	1,468

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2055 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 98% of its assets in Underlying Funds designed to track particular equity indexes, 2% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2055 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The LifePath Index 2055 Portfolio Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath Index 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2055 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.38% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.72% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.70%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Investor A, Institutional LIFEPATH INDEX 2055 PORTFOLIO	1 Year	Since Inception	Inception Date
Investor A	16.55%	2.25%	May 31, 2011
Investor A Return After Taxes on Distributions	16.09%	1.90%
Investor A Return After Taxes on Distributions and Sale of Shares	11.10%	1.84%
Institutional	16.78%	2.48%	May 31, 2011
LifePath Index 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.71%	2.51%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2055 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio’s share of the allocated expenses of LifePath® Index 2055 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2055 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 98% of its assets in Underlying Funds designed to track particular equity indexes, 2% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Derivatives may give rise to a form of leverage and may expose the Portfolio to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Investor A Shares of LifePath Index 2055 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The LifePath Index 2055 Portfolio Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath Index 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor A Shares ANNUAL TOTAL RETURNS LifePath Index 2055 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 12.38% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.72% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.70%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Institutional Shares will vary.
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	2.87%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	2.90%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.85%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.54%	[1],[5]
1 Year	rr_ExpenseExampleYear01	55
3 Years	rr_ExpenseExampleYear03	388
5 Years	rr_ExpenseExampleYear05	745
10 Years	rr_ExpenseExampleYear10	1,749
2012	rr_AnnualReturn2012	16.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.72%)
1 Year	rr_AverageAnnualReturnYear01	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	3.08%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	3.11%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.35%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.06%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.29%	[1],[5]
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	310
5 Years	rr_ExpenseExampleYear05	611
10 Years	rr_ExpenseExampleYear10	1,468
1 Year	rr_AverageAnnualReturnYear01	16.78%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO | Return After Taxes on Distributions | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.09%
Since Inception	rr_AverageAnnualReturnSinceInception	1.90%
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.10%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO | LifePath Index 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Investor A, Institutional | LIFEPATH INDEX 2055 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio's share of the allocated expenses of LifePath�� Index 2055 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 92-97, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.35% (for Investor A Shares) and 1.10% (for Institutional Shares) until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index Retirement Portfolio
Investment Objective
LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index Retirement Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX RETIREMENT PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.22%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.19%
Acquired Fund Fees and Expenses	[1][2][4]	0.12%
Total Annual Fund Operating Expenses	[1][2]	0.39%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.17%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio's share of the allocated expenses of LifePath�� Index Retirement Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% of average daily net assets for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX RETIREMENT PORTFOLIO Class K Shares	17	103	197	471

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index Retirement Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio's selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio's selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio's risk profile.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the best of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index Retirement Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index Retirement Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 4.89% (quarter ended March 31, 2012) and the lowest return for a quarter was –0.30% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 3.09%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX RETIREMENT PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	9.17%	5.29%	May 31, 2011
Class K Shares Return After Taxes on Distributions	8.68%	4.65%
Class K Shares Return After Taxes on Distributions and Sale of Shares	6.10%	4.19%
LifePath Index Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	9.35%	5.34%
Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)	4.21%	5.64%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index Retirement Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index Retirement Portfolio (“LifePath Index Retirement Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) now or in the near future may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index Retirement Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio’s share of the allocated expenses of LifePath® Index Retirement Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index Retirement Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index Retirement Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index Retirement Portfolio Custom Benchmark. LifePath Index Retirement Portfolio is designed for investors expecting to retire or to begin withdrawing assets now or in the near future. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 38% of its assets in Underlying Funds designed to track particular equity indexes, 62% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

The Portfolio's selection of Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)), or other factors. The Portfolio's selection of Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment. Because the Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Portfolio's risk profile.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the best of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index Retirement Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index Retirement Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index Retirement Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index Retirement Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index Retirement Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index Retirement Portfolio to that of the Barclays U.S. Aggregate Bond Index and the LifePath Index Retirement Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index Retirement Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index Retirement Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index Retirement Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 4.89% (quarter ended March 31, 2012) and the lowest return for a quarter was –0.30% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 3.09%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.17%	[1],[5]
1 Year	rr_ExpenseExampleYear01	17
3 Years	rr_ExpenseExampleYear03	103
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	471
2012	rr_AnnualReturn2012	9.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.30%)
1 Year	rr_AverageAnnualReturnYear01	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.68%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.10%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO | LifePath Index Retirement Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.35%
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%
Class K | LIFEPATH INDEX RETIREMENT PORTFOLIO | Barclays U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index Retirement Portfolio and LifePath Index Retirement Portfolio's share of the allocated expenses of LifePath�� Index Retirement Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% of average daily net assets for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index Retirement Portfolio.

Class K | LIFEPATH INDEX 2020 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2020 Portfolio
Investment Objective
LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2020 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2020 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.22%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.19%
Acquired Fund Fees and Expenses	[1][2][4]	0.14%
Total Annual Fund Operating Expenses	[1][2]	0.41%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.19%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio's share of the allocated expenses of LifePath�� Index 2020 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio���s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2020 PORTFOLIO Class K Shares	19	109	208	496

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2020 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 52% of its assets in Underlying Funds designed to track particular equity indexes, 48% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk—The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2020 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2020 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 6.98% (quarter ended March 31, 2012) and the lowest return for a quarter was –1.49% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.27%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2020 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	11.36%	4.49%	May 31, 2011
Class K Shares Return After Taxes on Distributions	10.84%	3.92%
Class K Shares Return After Taxes on Distributions and Sale of Shares	7.59%	3.57%
LifePath Index 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	11.45%	4.51%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2020 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2020 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2020 Portfolio (“LifePath Index 2020 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2020 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio’s share of the allocated expenses of LifePath® Index 2020 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2020 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2020 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2020 Portfolio Custom Benchmark. LifePath Index 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 52% of its assets in Underlying Funds designed to track particular equity indexes, 48% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk—The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2020 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2020 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2020 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2020 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2020 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2020 Portfolio to that of the Russell 1000 Index and the LifePath Index 2020 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2020 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2020 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2020 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 6.98% (quarter ended March 31, 2012) and the lowest return for a quarter was –1.49% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 4.27%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2020 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.41%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.19%	[1],[5]
1 Year	rr_ExpenseExampleYear01	19
3 Years	rr_ExpenseExampleYear03	109
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	496
2012	rr_AnnualReturn2012	11.36%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.49%)
1 Year	rr_AverageAnnualReturnYear01	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2020 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Class K | LIFEPATH INDEX 2020 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Class K | LIFEPATH INDEX 2020 PORTFOLIO | LifePath Index 2020 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Class K | LIFEPATH INDEX 2020 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2020 Portfolio and LifePath Index 2020 Portfolio's share of the allocated expenses of LifePath�� Index 2020 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio���s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2020 Portfolio.

Class K | LIFEPATH INDEX 2025 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2025 Portfolio
Investment Objective
LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2025 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2025 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.28%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.25%
Acquired Fund Fees and Expenses	[1][2][4]	0.15%
Total Annual Fund Operating Expenses	[1][2]	0.48%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.20%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio's share of the allocated expenses of LifePath�� Index 2025 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2025 PORTFOLIO Class K Shares	20	126	241	577

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2025 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 61% of its assets in Underlying Funds designed to track particular equity indexes, 39% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—

Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments..

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2025 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2025 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 8.08% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.06% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.02%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2025 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	12.34%	4.12%	May 31, 2011
Class K Shares Return After Taxes on Distributions	11.81%	3.57%
Class K Shares Return After Taxes on Distributions and Sale of Shares	8.25%	3.28%
LifePath Index 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	12.48%	4.19%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2025 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2025 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2025 Portfolio (“LifePath Index 2025 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2025 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio’s share of the allocated expenses of LifePath® Index 2025 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2025 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2025 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2025 Portfolio Custom Benchmark. LifePath Index 2025 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2025. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 61% of its assets in Underlying Funds designed to track particular equity indexes, 39% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2025 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—

Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments..

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2025 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2025 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2025 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2025 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2025 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2025 Portfolio to that of the Russell 1000 Index and the LifePath Index 2025 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2025 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2025 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2025 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 8.08% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.06% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.02%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2025 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%	[1],[2],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%	[1],[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%	[1],[5]
1 Year	rr_ExpenseExampleYear01	20
3 Years	rr_ExpenseExampleYear03	126
5 Years	rr_ExpenseExampleYear05	241
10 Years	rr_ExpenseExampleYear10	577
2012	rr_AnnualReturn2012	12.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.06%)
1 Year	rr_AverageAnnualReturnYear01	12.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2025 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Class K | LIFEPATH INDEX 2025 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Class K | LIFEPATH INDEX 2025 PORTFOLIO | LifePath Index 2025 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Class K | LIFEPATH INDEX 2025 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2025 Portfolio and LifePath Index 2025 Portfolio's share of the allocated expenses of LifePath�� Index 2025 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[3]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2025 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2025 Portfolio.

Class K | LIFEPATH INDEX 2030 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2030 Portfolio
Investment Objective
LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2030 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2030 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.25%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.22%
Acquired Fund Fees and Expenses	[1][3][4]	0.16%
Total Annual Fund Operating Expenses	[1][3]	0.46%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.21%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio's share of the allocated expenses of LifePath�� Index 2030 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2030 PORTFOLIO Class K Shares	22	122	233	555

Portfolio Turnover:
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2030 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 69% of its assets in Underlying Funds designed to track particular equity indexes, 31% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—

Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments..

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2030 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2030 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 9.01% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.69% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.49%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2030 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	13.28%	3.84%	May 31, 2011
Class K Shares Return After Taxes on Distributions	12.73%	3.32%
Class K Shares Return After Taxes on Distributions and Sale of Shares	8.90%	3.07%
LifePath Index 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	13.38%	3.88%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2030 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2030 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2030 Portfolio (“LifePath Index 2030 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2030 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio’s share of the allocated expenses of LifePath® Index 2030 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2030 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2030 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2030 Portfolio Custom Benchmark. LifePath Index 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 69% of its assets in Underlying Funds designed to track particular equity indexes, 31% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—

Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments..

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2030 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2030 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2030 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2030 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2030 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2030 Portfolio to that of the Russell 1000 Index and the LifePath Index 2030 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2030 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2030 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2030 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 9.01% (quarter ended March 31, 2012) and the lowest return for a quarter was –2.69% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.49%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2030 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.21%	[1],[5]
1 Year	rr_ExpenseExampleYear01	22
3 Years	rr_ExpenseExampleYear03	122
5 Years	rr_ExpenseExampleYear05	233
10 Years	rr_ExpenseExampleYear10	555
2012	rr_AnnualReturn2012	13.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.69%)
1 Year	rr_AverageAnnualReturnYear01	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2030 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.73%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Class K | LIFEPATH INDEX 2030 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Class K | LIFEPATH INDEX 2030 PORTFOLIO | LifePath Index 2030 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Class K | LIFEPATH INDEX 2030 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2030 Portfolio and LifePath Index 2030 Portfolio's share of the allocated expenses of LifePath�� Index 2030 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2030 Portfolio.

Class K | LIFEPATH INDEX 2035 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2035 Portfolio
Investment Objective
LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2035 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2035 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.37%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.34%
Acquired Fund Fees and Expenses	[1][3][4]	0.17%
Total Annual Fund Operating Expenses	[1][3]	0.59%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.37%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.22%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio's share of the allocated expenses of LifePath�� Index 2035 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2035 PORTFOLIO Class K Shares	23	152	292	703

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2035 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 75% of its assets in Underlying Funds designed to track particular equity indexes, 25% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—

Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments..

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2035 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2035 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.19% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.96%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2035 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	14.07%	3.54%	May 31, 2011
Class K Shares Return After Taxes on Distributions	13.49%	3.03%
Class K Shares Return After Taxes on Distributions and Sale of Shares	9.42%	2.83%
LifePath Index 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.18%	3.59%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2035 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2035 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2035 Portfolio (“LifePath Index 2035 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2035 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio’s share of the allocated expenses of LifePath® Index 2035 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2035 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2035 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2035 Portfolio Custom Benchmark. LifePath Index 2035 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2035. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 75% of its assets in Underlying Funds designed to track particular equity indexes, 25% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

		Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2035 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—

Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments..

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2035 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2035 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2035 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2035 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2035 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2035 Portfolio to that of the Russell 1000 Index and the LifePath Index 2035 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2035 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2035 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2035 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 9.85% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.19% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 5.96%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class K | LIFEPATH INDEX 2035 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.34%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.22%	[1],[5]
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	292
10 Years	rr_ExpenseExampleYear10	703
2012	rr_AnnualReturn2012	14.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.19%)
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2035 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Class K | LIFEPATH INDEX 2035 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.42%
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%
Class K | LIFEPATH INDEX 2035 PORTFOLIO | LifePath Index 2035 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Class K | LIFEPATH INDEX 2035 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2035 Portfolio and LifePath Index 2035 Portfolio's share of the allocated expenses of LifePath�� Index 2035 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2035 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2035 Portfolio.

Class K | LIFEPATH INDEX 2040 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2040 Portfolio
Investment Objective
LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2040 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2040 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.32%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.29%
Acquired Fund Fees and Expenses	[1][3][4]	0.17%
Total Annual Fund Operating Expenses	[1][3]	0.54%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.22%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio's share of the allocated expenses of LifePath�� Index 2040 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2040 PORTFOLIO Class K Shares	23	141	270	646

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2040 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 81% of its assets in Underlying Funds designed to track particular equity indexes, 19% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2040 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2040 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 10.65% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.49% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.52%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2040 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	15.03%	3.33%	May 31, 2011
Class K Shares Return After Taxes on Distributions	14.50%	2.87%
Class K Shares Return After Taxes on Distributions and Sale of Shares	10.07%	2.69%
LifePath Index 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	14.92%	3.31%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2040 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2040 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2040 Portfolio (“LifePath Index 2040 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2040 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio’s share of the allocated expenses of LifePath® Index 2040 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2040 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2040 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2040 Portfolio Custom Benchmark. LifePath Index 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 81% of its assets in Underlying Funds designed to track particular equity indexes, 19% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2040 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2040 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2040 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2040 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2040 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2040 Portfolio to that of the Russell 1000 Index and the LifePath Index 2040 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L), FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2040 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2040 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2040 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 10.65% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.49% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 6.52%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2040 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.29%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.22%	[1],[5]
1 Year	rr_ExpenseExampleYear01	23
3 Years	rr_ExpenseExampleYear03	141
5 Years	rr_ExpenseExampleYear05	270
10 Years	rr_ExpenseExampleYear10	646
2012	rr_AnnualReturn2012	15.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.49%)
1 Year	rr_AverageAnnualReturnYear01	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2040 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.50%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Class K | LIFEPATH INDEX 2040 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.07%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Class K | LIFEPATH INDEX 2040 PORTFOLIO | LifePath Index 2040 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.92%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Class K | LIFEPATH INDEX 2040 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2040 Portfolio and LifePath Index 2040 Portfolio's share of the allocated expenses of LifePath�� Index 2040 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2040 Portfolio.

Class K | LIFEPATH INDEX 2045 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2045 Portfolio
Investment Objective
LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2045 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2045 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.68%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.65%
Acquired Fund Fees and Expenses	[1][3][4]	0.18%
Total Annual Fund Operating Expenses	[1][3]	0.91%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.68%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.23%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio's share of the allocated expenses of LifePath�� Index 2045 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2045 PORTFOLIO Class K Shares	24	222	437	1,057

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2045 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 87% of its assets in Underlying Funds designed to track particular equity indexes, 13% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2045 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2045 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 11.34% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.91% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.00%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2045 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	15.61%	2.90%	May 31, 2011
Class K Shares Return After Taxes on Distributions	15.11%	2.48%
Class K Shares Return After Taxes on Distributions and Sale of Shares	10.44%	2.34%
LifePath Index 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	15.59%	3.02%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2045 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2045 Portfolio (“LifePath Index 2045 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2045 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio’s share of the allocated expenses of LifePath® Index 2045 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2045 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 87% of its assets in Underlying Funds designed to track particular equity indexes, 13% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2045 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2045 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2045 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2045 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2045 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2045 Portfolio to that of the Russell 1000 Index and the LifePath Index 2045 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2045 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2045 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2045 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 11.34% (quarter ended March 31, 2012) and the lowest return for a quarter was –3.91% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2045 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.65%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.23%	[1],[5]
1 Year	rr_ExpenseExampleYear01	24
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	437
10 Years	rr_ExpenseExampleYear10	1,057
2012	rr_AnnualReturn2012	15.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.91%)
1 Year	rr_AverageAnnualReturnYear01	15.61%
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2045 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Class K | LIFEPATH INDEX 2045 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.44%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Class K | LIFEPATH INDEX 2045 PORTFOLIO | LifePath Index 2045 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.59%
Since Inception	rr_AverageAnnualReturnSinceInception	3.02%
Class K | LIFEPATH INDEX 2045 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio's share of the allocated expenses of LifePath�� Index 2045 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.

Class K | LIFEPATH INDEX 2050 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2050 Portfolio
Investment Objective
LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2050 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2050 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	0.77%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	0.74%
Acquired Fund Fees and Expenses	[1][3][4]	0.18%
Total Annual Fund Operating Expenses	[1][3]	1.00%
Fee Waivers and/or Expense Reimbursements	[1][5]	(0.77%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.23%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio's share of the allocated expenses of LifePath�� Index 2050 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2050 PORTFOLIO Class K Shares	24	242	477	1,154

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2050 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 92% of its assets in Underlying Funds designed to track particular equity indexes, 8% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2050 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2050 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.34% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.37%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2050 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	16.37%	2.71%	May 31, 2011
Class K Shares Return After Taxes on Distributions	15.90%	2.34%
Class K Shares Return After Taxes on Distributions and Sale of Shares	10.95%	2.22%
LifePath Index 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.25%	2.76%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2050 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2050 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2050 Portfolio (“LifePath Index 2050 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2050 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio's share of the allocated expenses of LifePath® Index 2050 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2050 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2050 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2050 Portfolio Custom Benchmark. LifePath Index 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 92% of its assets in Underlying Funds designed to track particular equity indexes, 8% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio’s ability to achieve its investment goal depends upon the Portfolio’s asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio’s use of derivatives may reduce the Portfolio’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio’s portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio’s investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2050 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2050 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The returns of the LifePath Index 2050 Portfolio Custom Benchmark shown in the average annual total return table are not recalculated or restated when it is adjusted to reflect the Portfolio’s asset allocation strategy but rather reflects the LifePath Index 2050 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2050 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2050 Portfolio to that of the Russell 1000 Index and the LifePath Index 2050 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2050 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2050 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2050 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.34% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.37%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2050 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.74%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	0.77%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.23%	[1],[5]
1 Year	rr_ExpenseExampleYear01	24
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	477
10 Years	rr_ExpenseExampleYear10	1,154
2012	rr_AnnualReturn2012	16.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.34%)
1 Year	rr_AverageAnnualReturnYear01	16.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2050 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Class K | LIFEPATH INDEX 2050 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.95%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Class K | LIFEPATH INDEX 2050 PORTFOLIO | LifePath Index 2050 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Class K | LIFEPATH INDEX 2050 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2050 Portfolio and LifePath Index 2050 Portfolio's share of the allocated expenses of LifePath�� Index 2050 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2050 Portfolio.

Class K | LIFEPATH INDEX 2055 PORTFOLIO
Portfolio Overview Key Facts about LifePath® Index 2055 Portfolio
Investment Objective
LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2055 Portfolio.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class K LIFEPATH INDEX 2055 PORTFOLIO Class K Shares
Management Fee	[1]	0.05%
Distribution and/or Service (12b-1) Fees	[1]	none
Other Expenses	[1][2][3]	2.74%
Administration Fees	[1]	0.03%
Miscellaneous Other Expenses	[1][2][3]	2.71%
Acquired Fund Fees and Expenses	[1][3][4]	0.19%
Total Annual Fund Operating Expenses	[1][3]	2.98%
Fee Waivers and/or Expense Reimbursements	[1][5]	(2.74%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1][5]	0.24%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio's share of the allocated expenses of LifePath�� Index 2055 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Example:
This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class K LIFEPATH INDEX 2055 PORTFOLIO Class K Shares	25	294	585	1,411

Portfolio Turnover
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
LifePath Index 2055 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 98% of its assets in Underlying Funds designed to track particular equity indexes, 2% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Principal Risks of Investing in the Portfolio
Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Performance Information
The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2055 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The LifePath Index 2055 Portfolio Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath Index 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2055 Portfolio As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 12.44% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.66% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.84%.
As of 12/31/12 Average Annual Total Returns
Average Annual Total Returns Class K LIFEPATH INDEX 2055 PORTFOLIO	1 Year	Since Inception	Inception Date
Class K Shares	16.83%	2.52%	May 31, 2011
Class K Shares Return After Taxes on Distributions	16.31%	2.12%
Class K Shares Return After Taxes on Distributions and Sale of Shares	11.32%	2.05%
LifePath Index 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)	16.71%	2.51%
Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)	16.42%	5.68%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Class K | LIFEPATH INDEX 2055 PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2055 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	LifePath® Index 2055 Portfolio (“LifePath Index 2055 Portfolio” or the “Portfolio”), a series of BlackRock Funds III (the “Trust”), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055 may be willing to accept.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of LifePath Index 2055 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Fee Waiver Or Reimbursement Over Assets Date Of Termination Additional	bf3_FeeWaiverOrReimbursementOverAssetsDateOfTerminationAdditional	May 1, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio’s performance. During the most recent fiscal year, the Master Portfolio’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio’s share of the allocated expenses of LifePath® Index 2055 Master Portfolio (the “Master Portfolio”). Management fees are paid by the Master Portfolio.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio’s most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Class K Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	LifePath Index 2055 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2055 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2055 Portfolio Custom Benchmark. LifePath Index 2055 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2055. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of April 15, 2013, the Portfolio held approximately 98% of its assets in Underlying Funds designed to track particular equity indexes, 2% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging market securities, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), region (including domestic and international (including emerging markets)) or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in LifePath Index 2055 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

  Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

  Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

  Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Portfolio to sell or otherwise close a derivatives position could expose the Portfolio to losses and could make derivatives more difficult for the Portfolio to value accurately.

  Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Portfolio to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Portfolio to potential losses that exceed the amount originally invested by the Portfolio. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

  Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—

The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

—

The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events have adversely affected the exchange rate of the Euro and may spread to other countries in Europe, including countries that do not use the Euro. These events may affect the value and liquidity of certain of the Portfolio's investments.

  Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

  Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds (“ETFs”). The Portfolio’s net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Portfolio to greater risk and increase its costs. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio's portfolio will be magnified when the Portfolio uses leverage.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

  Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

  REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

  Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

  Retirement Income Risk — The Portfolio does not provide a guarantee that sufficient capital appreciation will be achieved to provide adequate income at and through retirement. The Portfolio also does not ensure that you will have assets in your account sufficient to cover your retirement expenses or that you will have enough saved to be able to retire in the target year identified in the Portfolio name; this will depend on the amount of money you have invested in your Portfolio, the length of time you have held your investment, the returns of the markets over time, the amount you spend in retirement, and your other assets and income sources.

  Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

  Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

  U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio. The bar chart shows the returns for Class K Shares of LifePath Index 2055 Portfolio for the one complete calendar year since the commencement of the Portfolio’s operations. The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark. The weightings of the indices in the LifePath Index 2055 Portfolio Custom Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Portfolio’s asset allocation strategy. The LifePath Index 2055 Portfolio Custom Benchmark is not recalculated or restated when it is adjusted to reflect the Fund’s asset allocation strategy but rather reflects the LifePath Index 2055 Portfolio Custom Benchmark’s actual allocation over time, which may be different from the current allocation. How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. If BFA, BAL and their affiliates had not waived or reimbursed certain Portfolio expenses during these periods, the Portfolio’s returns would have been lower. Updated information on the Portfolio’s performance can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the LifePath Index 2055 Portfolio’s performance has varied year by year and provides some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return table compares the performance of LifePath Index 2055 Portfolio to that of the Russell 1000 Index and the LifePath Index 2055 Portfolio Custom Benchmark, a customized weighted index comprised of the Barclays U.S. Aggregate Bond Index, FTSE EPRA/NAREIT Developed Real Estate Index, MSCI ACWI ex-US IMI Index, Russell 1000 Index and Russell 2000 Index, which are representative of the asset classes in which LifePath Index 2055 Portfolio invests according to their weightings as of the most recent quarter-end. Effective July 2, 2012, the FTSE EPRA/NAREIT Developed Real Estate Index was added as a new component of the LifePath Index 2055 Portfolio Custom Benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 882-0052
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.blackrock.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class K Shares ANNUAL TOTAL RETURNS LifePath Index 2055 Portfolio As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 12.44% (quarter ended March 31, 2012) and the lowest return for a quarter was –4.66% (quarter ended June 30, 2012). The year-to-date return as of March 31, 2013 was 7.84%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/12 Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Class K | LIFEPATH INDEX 2055 PORTFOLIO | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	2.71%	[1],[2],[3]
Other Expenses	rr_OtherExpensesOverAssets	2.74%	[1],[2],[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%	[1],[3],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.98%	[1],[3]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.74%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.24%	[1],[5]
1 Year	rr_ExpenseExampleYear01	25
3 Years	rr_ExpenseExampleYear03	294
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,411
2012	rr_AnnualReturn2012	16.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.66%)
1 Year	rr_AverageAnnualReturnYear01	16.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
Class K | LIFEPATH INDEX 2055 PORTFOLIO | Return After Taxes on Distributions | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.31%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Class K | LIFEPATH INDEX 2055 PORTFOLIO | Return After Taxes on Distributions and Sale of Shares | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Class K | LIFEPATH INDEX 2055 PORTFOLIO | LifePath Index 2055 Portfolio Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Class K | LIFEPATH INDEX 2055 PORTFOLIO | Russell 1000�� Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2055 Portfolio and LifePath Index 2055 Portfolio's share of the allocated expenses of LifePath�� Index 2055 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses have been restated to reflect current fees.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Portfolio's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses and Miscellaneous Other Expenses to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect LifePath Index 2055 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds.
[5]	As described in the "Management of the Portfolios" section of the prospectus on pages 84-88, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Advisors, LLC ("BAL"), the administrator for the Portfolio, have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 1.05% of average daily net assets of Class K Shares until May 1, 2023. In addition, BFA and BAL have contractually agreed to waive and/or reimburse fees and expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) to 0.05% for Class K Shares until May 1, 2014. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BAL in the following two years. These agreements may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2055 Portfolio.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013